Quarterly Holdings Report
for
Fidelity Advisor® Consumer Discretionary Fund
October 31, 2024
AFCI-NPRT1-1224
1.809085.121
Common Stocks - 100.2%
	Shares	Value ($)
BRAZIL - 1.1%
Consumer Discretionary - 1.1%
Broadline Retail - 1.1%
MercadoLibre Inc (a)	2,355	4,797,559
CANADA - 2.0%
Consumer Discretionary - 2.0%
Automobile Components - 0.5%
Magna International Inc (United States) (b)	56,890	2,245,448
Hotels, Restaurants & Leisure - 0.9%
Restaurant Brands International Inc	58,300	4,054,851
Specialty Retail - 0.6%
Aritzia Inc Subordinate Voting Shares (a)	84,700	2,727,117
TOTAL CANADA		9,027,416
FRANCE - 0.3%
Consumer Discretionary - 0.3%
Textiles, Apparel & Luxury Goods - 0.3%
LVMH Moet Hennessy Louis Vuitton SE	1,957	1,302,815
SWITZERLAND - 0.2%
Consumer Discretionary - 0.2%
Textiles, Apparel & Luxury Goods - 0.2%
On Holding AG Class A (a)	23,284	1,104,127
UNITED KINGDOM - 0.4%
Consumer Discretionary - 0.4%
Specialty Retail - 0.4%
JD Sports Fashion PLC	1,238,500	1,980,260
UNITED STATES - 96.2%
Consumer Discretionary - 94.7%
Automobile Components - 1.9%
Aptiv PLC (a)	154,000	8,751,819
Automobiles - 12.9%
General Motors Co	144,970	7,358,677
Tesla Inc (a)	207,110	51,746,434
		59,105,111
Broadline Retail - 25.5%
Amazon.com Inc (a)	592,829	110,503,326
Etsy Inc (a)	48,080	2,473,235
Ollie's Bargain Outlet Holdings Inc (a)	35,213	3,233,610
		116,210,171
Hotels, Restaurants & Leisure - 19.2%
Aramark	55,529	2,100,662
Booking Holdings Inc	2,340	10,942,425
Brinker International Inc (a)	17,440	1,791,262
Caesars Entertainment Inc (a)	49,201	1,970,500
Chipotle Mexican Grill Inc (a)	139,550	7,782,704
Churchill Downs Inc	31,124	4,360,472
Domino's Pizza Inc	19,804	8,193,509
Hilton Worldwide Holdings Inc	55,040	12,926,145
Marriott International Inc/MD Class A1	35,569	9,248,651
McDonald's Corp	38,891	11,360,450
Penn Entertainment Inc (a)	116,975	2,310,256
Red Rock Resorts Inc Class A	82,740	4,257,800
Royal Caribbean Cruises Ltd	26,150	5,396,053
Starbucks Corp	50,390	4,923,103
		87,563,992
Household Durables - 5.0%
KB Home	38,130	2,993,205
PulteGroup Inc	48,690	6,306,816
Tempur Sealy International Inc	169,605	8,125,776
TopBuild Corp (a)	14,985	5,295,399
		22,721,196
Specialty Retail - 23.7%
Academy Sports & Outdoors Inc	98,680	5,018,865
Advance Auto Parts Inc	14,680	523,928
Dick's Sporting Goods Inc	53,019	10,378,469
Floor & Decor Holdings Inc Class A (a)	57,618	5,937,535
Group 1 Automotive Inc	10,390	3,785,285
Home Depot Inc/The	58,933	23,204,869
Lowe's Cos Inc	85,112	22,284,875
O'Reilly Automotive Inc (a)	2,725	3,142,307
Ross Stores Inc	54,240	7,578,413
Sally Beauty Holdings Inc (a)	156,480	2,034,240
TJX Cos Inc/The	114,519	12,944,083
Ulta Beauty Inc (a)	8,800	3,247,024
Wayfair Inc Class A (a)	17,485	748,882
Williams-Sonoma Inc	53,660	7,197,416
		108,026,191
Textiles, Apparel & Luxury Goods - 6.5%
Capri Holdings Ltd (a)	76,730	1,514,650
Deckers Outdoor Corp (a)	40,992	6,595,203
Lululemon Athletica Inc (a)	10,750	3,202,425
NIKE Inc Class B	90,092	6,948,796
PVH Corp	41,939	4,129,314
Skechers USA Inc Class A (a)	20,900	1,284,514
Tapestry Inc	92,574	4,392,636
VF Corp	73,200	1,515,972
		29,583,510
TOTAL CONSUMER DISCRETIONARY		431,961,990

Consumer Staples - 0.6%
Consumer Staples Distribution & Retail - 0.6%
Dollar Tree Inc (a)	24,064	1,555,497
Performance Food Group Co (a)	16,452	1,336,725
		2,892,222
Industrials - 0.9%
Building Products - 0.8%
AZEK Co Inc/The Class A (a)	81,371	3,580,324
Commercial Services & Supplies - 0.1%
Vestis Corp	39,601	535,406
TOTAL INDUSTRIALS		4,115,730

TOTAL UNITED STATES		438,969,942
TOTAL COMMON STOCKS (Cost $229,499,594)		457,182,119

Money Market Funds - 0.5%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c)	4.87	341,794	341,862
Fidelity Securities Lending Cash Central Fund (c)(d)	4.87	2,049,095	2,049,300
TOTAL MONEY MARKET FUNDS (Cost $2,391,162)			2,391,162

TOTAL INVESTMENT IN SECURITIES - 100.7% (Cost $231,890,756)	459,573,281
NET OTHER ASSETS (LIABILITIES) - (0.7)%	(3,015,615)
NET ASSETS - 100.0%	456,557,666

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund	596,655	17,823,388	18,078,181	11,615	-	-	341,862	0.0%
Fidelity Securities Lending Cash Central Fund	3,858,000	30,691,629	32,500,329	1,888	-	-	2,049,300	0.0%
Total	4,454,655	48,515,017	50,578,510	13,503	-	-	2,391,162

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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